Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties - USD ($)		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Payable to Director		$ 127,292	$ 107,397		$ 104,712	$ 220,365
Outstanding balances with related parties					1,351,753	$ 6,210,860
Previously Reported [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Outstanding balances with related parties				$ 3,649,161	12,296,480
Ananda Small Business Trust [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Convertible promissory note (non-current and current)				2,027,840	10,944,727
Mohan Ananda [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Payable to Director				129,935
Mahindra & Mahindra Financial Services Limited [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Debt (non-current and current maturities)	[1]			922,299	1,054,887
Fixed deposits (including interest accrued)	[1]			264,640	262,117
Mahindra First Choice Wheels Ltd [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Advance received for sale of property and equipment	[1]			17,997	15,067
Gregory Bradford Moran [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Advance to director (net)				46,040	19,682
Yard Management Services Limited [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Accounts Payable	[1]			$ 240,410

[1]	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Ltd and Yard Management Services Limited were related parties till December 28, 2023.